Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Current [Member] USD ($)	Mar. 31, 2014 Current [Member] JPY (¥)	Mar. 31, 2013 Current [Member] JPY (¥)
Accounts receivable, allowance for doubtful accounts (in Yen and Dollars)	$ 523	¥ 53,871	¥ 93,934
Other current assets, allowance for doubtful accounts (in Yen and Dollars)				7	720	10,732
Other assets, allowance for doubtful accounts (in Yen and Dollars)	$ 610	¥ 62,800	¥ 71,727
Common stock, shares authorized	75,520,000	75,520,000	75,520,000
Common stock, shares issued	46,697,800	46,697,800	41,295,600
Common stock, shares outstanding	46,697,800	46,697,800	41,295,600
Treasury stock, shares	758,709	758,709	758,800